4. VESSELS AND OTHER FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Vessels And Other Fixed Assets Net Tables
Schedule of acquisiton of vessel
Consideration	$(2,125,000)
Leased vessel	$(2,333,072)
Capital lease obligation	$1,684,242
Vessel	$2,773,830

Schedule of vessels and other fixed assets
	Vessel	Leased vessel	Special survey	Capitalized initial expenses	Total
Cost
Balance at December 31, 2015	$—	$—	$—	$—	$—
Additions	2,773,830	2,350,245	157,368	357,880	5,639,323
Disposals	—	(2,350,245)	—	—	(2,350,245)
Balance at December 31, 2016	$2,773,830	$—	$157,368	$357,880	$3,289,078
Balance at December 31, 2017	$2,773,830	$—	$157,368	$357,880	$3,289,078
Accumulated depreciation and amortization
Balance at December 31, 2015	$—	$—	$—	$—	$—
Depreciation and amortization for the period	(8,732)	(17,173)	(22,836)	(63,935)	(112,676)
Disposals	—	17,173	—	—	17,173
Balance at December 31, 2016	$(8,732)	$—	$(22,836)	$(63,935)	$(95,503)
Depreciation and amortization for the period	(127,484)	—	(33,610)	(72,249)	(233,343)
Balance at December 31, 2017	$(136,216)	$—	$(56,446)	$(136,184)	$(328,846)
Vessels and other fixed assets, net - December 31, 2015	$—	$—	$—	$—	$—
Vessels and other fixed assets, net - December 31, 2016	$2,765,098	$—	$134,532	$293,945	$3,193,575
Vessels and other fixed assets, net - December 31, 2017	$2,637,614	$—	$100,922	$221,696	$2,960,232